Taxation - Weighted average of tax rates applicable to accounting profits and loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Profit before tax	£ 2,557	£ 2,295	£ 2,113	£ 1,797	£ 1,483
Tax at average applicable rates	(647)	(571)	(498)
Tax effect of share of results of joint ventures and associates	9	8	3
Income not taxable and expenses not deductible	16	20	21
Non-deductible costs of share based remuneration	(2)	(1)	(1)
Non-deductible disposal-related gains and losses	(7)	(22)	(2)
Deferred tax assets of the period not recognised	(18)	(3)	(17)
Change in recognition and measurement of deferred tax	13	4	5
Movements in provisions and prior year items	23	58	8
Tax expense	£ (613)	£ (507)	£ (481)
Tax at average applicable rates	25.30%	24.90%	23.60%
Tax effect of share of results of joint ventures and associates	(0.40%)	(0.30%)	(0.10%)
Income not taxable and expenses not deductible	(0.60%)	(0.90%)	(1.00%)
Non-deductible costs of share based remuneration	0.10%	0.00%	0.00%
Non-deductible disposal-related gains and losses	0.30%	1.00%	0.10%
Deferred tax assets of the period not recognised	0.70%	0.10%	0.80%
Change in recognition and measurement of deferred tax	(0.50%)	(0.20%)	(0.20%)
Movements in provisions and prior year items	(0.90%)	(2.50%)	(0.40%)
Tax expense	24.00%	22.10%	22.80%